E&E ASSETS	12 Months Ended
Dec. 31, 2025
E&E ASSETS
E&E ASSETS

10. E&E ASSETS

The E&E assets of the Company, by project and nature of expenditure, as of December 31, 2025 and 2024 were as follows:

	Kelly	Lone	Stockade	Fourmile
	Creek	Mountain	Mountain	Basin	Miller	Total
Balance - December 31, 2023	$636,708	$776,682	$867,100	$—	$—	$2,280,490
E&E expenditures:
Acquisition costs	20,000	58,650	51,550	—	—	130,200
Assays	—	78,530	21,101	—	—	99,631
Consulting	900	111,893	211,161	1,650	900	326,504
Drilling	—	—	543,613	—	—	543,613
Field supplies and rentals	—	1,422	81,008	735	—	83,165
Field work	—	60,050	64,887	—	—	124,937
Geophysics	—	—	3,180	—	—	3,180
Government payments	20,923	222,467	83,299	170	(3)	326,856
Share-based compensation	41,002	41,002	41,003	—	—	123,007
Technical and assessment reports	—	21,300	—	—	—	21,300
Travel	—	7,441	10,602	838	—	18,881
Write-off of E&E assets	—	—	—	(3,393)	(897)	(4,290)
Total E&E expenditures	82,825	602,755	1,111,404	—	—	1,796,984
Balance - December 31, 2024	$719,533	$1,379,437	$1,978,504	$—	$—	$4,077,474
E&E expenditures:
Acquisition costs	20,000	30,000	50,000	—	—	100,000
Assays	—	23,202	—	—	—	23,202
Consulting	—	230,024	102,649	650	—	333,323
Field supplies and rentals	—	3,597	1,000	—	—	4,597
Field work	—	20,009	12,000	—	—	32,009
Geophysics	—	36,850	205,388	—	—	242,238
Government payments	21,000	201,636	72,681	189	—	295,506
Share-based compensation	9,403	9,403	9,403	—	—	28,209
Technical and assessment reports	—	750	—	—	—	750
Travel	—	24,251	2,326	120	—	26,697
Write-off of E&E assets	—	(17,934)	—	(959)	—	(18,893)
Total E&E expenditures	50,403	561,788	455,447	—	—	1,067,638
Balance - December 31, 2025	$769,936	$1,941,225	$2,433,951	$—	$—	$5,145,112

Acquisition costs include pre-production payments, lease payments and advanced royalty payments in accordance with the terms of the property agreements.

10. E&E ASSETS (Continued)

(a) Kelly Creek Project (Nevada, USA)

The Company entered into an agreement with Pediment Gold LLC (“Pediment”), a subsidiary of URZ (formerly NGE), for an option to earn up to a 70% interest in a joint venture on the Kelly Creek Project.

On June 3, 2024, the Company and Pediment agreed to amend the terms of the option to enter joint venture agreement. Under this third amendment, the Company may exercise the option to earn a 51% interest in the project by incurring a cumulative total of C$2,500,000 (in progress) of E&E expenditures on the project by June 30, 2027. The cumulative total includes E&E expenditures incurred on the project as of June 3, 2024 in the amount of $923,757.

The Company has the option to increase its participating interest by an additional 19% to a total of 70% by incurring an additional C$2,500,000 on E&E expenditures with no time limit, although the Company must continue to pay the underlying property lease payments and the United States Department of the Interior Bureau of Land Management (“BLM”) and county fees to keep the properties subject to the joint venture in good standing.

There are minimum annual royalty payments required by the Company as part of an underlying agreement within the Kelly Creek Project. On June 6, 2024, the Company and Julian Tomera Ranches, Inc. agreed to amend the terms of the mining lease agreement (the “Hot Pot Agreement”). Under this sixth amendment, the Company is subject to the following minimum payments:

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023	$30,000	Paid
September 16, 2024	$20,000	Paid
September 16, 2025	$20,000	Paid
September 16, 2026	$25,000
September 16, 2027 and every year thereafter	$30,000

Any mineral production on the claims is subject to a 3.0% net smelter return royalty which can be reduced to 2.0% upon payment of $2,000,000. The Hot Pot lease and any additional property within 2.5 miles of the original boundary of the claims is also subject to 1.25% net smelter return royalty in favour of Battle Mountain Gold Exploration Corporation.

On June 1, 2023, the Company gave notice to Pediment that it would drop certain leases and claim holdings within the Kelly Creek Project, as permitted by the option to enter joint venture agreement with amendments. The claims dropped represented approximately 60% of the original claim holdings and included the claims under the Genesis agreement. As a result of the termination of certain leases and claim holdings, the Company incurred a write-off of E&E assets in the amount of $353,456 which was recorded in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2023.

10. E&E ASSETS (Continued)

(b) Lone Mountain Project (Nevada, USA)

The Company entered into a mineral lease agreement with an option to purchase the Lone Mountain Project with NAMMCO. Under the terms of the agreement, the Company is subject to the following pre-production payments:

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025	$30,000	Paid
November 1, 2026 and every year thereafter(1)	$40,000
(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

The Company is required to incur the following minimum E&E expenditures on the property:

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	Completed
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress
(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Any mineral production on the claims is subject to a 3.0% net smelter return royalty. The net smelter return royalty can be reduced from 3.0% to 2.5% for $2,000,000. The Company has the option to purchase the entire interest in the project, except for the royalty, once there is a discovery of at least 500,000 ounces of gold (or equivalent in other metals) or a pre-feasibility study has been completed. The Company may exercise this option by payment of $2,000,000, reduced by the pre-production payments paid to the date of purchase.

The Company dropped certain claim holdings within the Lone Mountain Project as the claims were located over non-locatable ground in which the BLM owned the surface rights but private entities owned the mineral rights. These claims were deemed invalid with the BLM and as a result, for the year ended December 31, 2025, the Company incurred a write-off of E&E assets in the amount of $17,934 (2024 – $nil; 2023 – $nil) which was recorded in the consolidated statement of loss and comprehensive loss.

10. E&E ASSETS (Continued)

(c) Stockade Mountain Project (Oregon, USA)

The Company entered into a mineral lease and option agreement with Bull Mountain Resources, LLC (“BMR”) to lease a 100% interest in the Stockade Mountain Project. Under the terms of the agreement, the Company is subject to the following pre-production payments:

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000	Paid
November 16, 2025	$25,000	Paid
May 16, 2026	$25,000
November 16, 2026 and every six months thereafter	$25,000

The Company is required to incur minimum E&E expenditures on the property of $30,000 by May 16, 2023 (completed). On February 28, 2024, the Company executed an amendment to the mineral lease and option agreement with BMR eliminating the requirement of 2,000 meters of drilling by May 16, 2024.

BMR will retain a 2.0% net smelter return royalty on claims owned by BMR and 0.25% net smelter return royalty on third-party claims acquired within the area of influence around the property. Payments to BMR totaling $10,000,000 in any combination of pre-production payments, production or minimum royalties will reduce the production royalties on wholly owned claims from 2.0% to 1.0%.

(d)Fourmile Basin Property (Nevada, USA)

The Company entered into a mineral lease and option agreement with La Cuesta International, Inc. on the Fourmile Basin Property on June 18, 2020.

On April 13, 2023, the Company terminated the mineral lease and option agreement for the Fourmile Basin Property. As a result of the termination of the mineral lease and option agreement, for the year ended December 31, 2025, the Company incurred a write-off of E&E assets of $959 (2024 – $3,393; 2023 – $883,862) which was recorded in the consolidated statement of loss and comprehensive loss.

(e) Miller Project (Nevada, USA)

The Company entered into a mineral lease agreement with an option to purchase the Miller Project with Shea Clark Smith and Gregory B. Maynard on February 1, 2021.

The Miller Project was recommended to the Company by BMR. As a result, the Company was required to make finders’ fee payments in accordance with the introductory agent agreement (refer to Note 18).

On December 18, 2023, the Company terminated the mineral lease and option agreement for the Miller Project. As a result of the termination of the mineral lease and option agreement, for the year ended December 31, 2025, the Company incurred a write-off of E&E assets of $nil (2024 - $897; 2023-$1,015,468) which was recorded in the consolidated statement of loss and comprehensive loss.

(f) Project reclamation requirements

As at December 31, 2025, the Company holds total surety bonds of $38,863 in favour of the BLM and $43,252 in favour of the Oregon Department of Geology and Mineral Industries in support of the reclamation requirements for its projects.